RELATED PARTY TRANSACTIONS (Details Textual) - USD ($) $ in Millions			1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 03, 2013	Feb. 04, 2013	Mar. 31, 2012	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2013
Contingent Potential Cash Payment						$ 1.0
Debt Financing Facility Agreement Amount	$ 5.0	$ 15.0
Business Combination Commitment Percentage						100.00%
Royalty Agreement [Member]
Long Term Debt Repayment Percentage	0.834%	1.75%
Debt Repayment Term	Dec. 31, 2024	Dec. 31, 2024
Facility Agreement [Member]
Debt Financing Facility Agreement Amount	$ 15.0	$ 15.0
Line of Credit Facility, Maximum Borrowing Capacity	15.0
Line Of Credit Facility Initial Loan	5.0
Line Of Credit Facility Additional Loan	$ 5.0
Debt Repayment Term	Jan. 31, 2017
Eclat Pharmaceuticals [Member]
Percentage Of Earn Out Payment				20.00%		20.00%
Eclat Pharmaceuticals [Member] | Senior Secured Six Year Note [Member]
Secured Debt			$ 12.0	$ 12.0
Warrants Issued During Period Warrants New Issues			3,300,000
Repayments of Secured Debt					$ 12.0